SHORT-TERM AND LONG-TERM DEBT - Schedule of Long-Term Debt (Details) kr in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Sep. 30, 2024 NOK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 NOK (kr)	Feb. 28, 2023 USD ($)	May 12, 2021 USD ($)	Jun. 04, 2019 NOK (kr)
Debt Instrument [Line Items]
Total debt principal	$ 2,862,240,000			$ 2,163,688,000
Less: unamortized debt issuance costs	(22,778,000)			(16,942,000)
Less: current portion of long-term debt	(689,045,000)			(432,918,000)
Long-term debt	2,150,417,000			1,713,828,000
NOK700 million senior unsecured floating rate bonds due 2024
Debt Instrument [Line Items]
Aggregate debt amount	700,000,000							kr 700.0
Long-term debt, gross	0			68,426,000
Total debt principal	0	kr 0.0		68,400,000	kr 695.0
NOK600 million senior unsecured floating rate bonds due 2025
Debt Instrument [Line Items]
Aggregate debt amount	600,000,000
Long-term debt, gross	$ 0			58,089,000
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Interest rate (in percentage)	7.25%	7.25%					7.25%
Aggregate debt amount							$ 150,000,000
Long-term debt, gross	$ 150,000,000			150,000,000
Total debt principal	150,000,000			150,000,000
U.S. dollar denominated fixed rate debt due 2026
Debt Instrument [Line Items]
Long-term debt, gross	$ 147,375,000			148,875,000
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Interest rate (in percentage)	8.875%	8.875%				8.875%
Aggregate debt amount						$ 150,000,000.0
Long-term debt, gross	$ 150,000,000			150,000,000
Total debt principal	$ 150,000,000			150,000,000
8.25% senior unsecured sustainability-linked bonds due 2028
Debt Instrument [Line Items]
Interest rate (in percentage)	8.25%	8.25%
Long-term debt, gross	$ 145,200,000			0
NOK750 million senior unsecured floating rate bonds due 2029
Debt Instrument [Line Items]
Aggregate debt amount	750,000,000		kr 750.0
Long-term debt, gross	63,592,000			0
Total debt principal	63,600,000	kr 724.0		0	kr 0.0
Lease debt financing due through 2033
Debt Instrument [Line Items]
Long-term debt, gross	702,164,000			573,456,000
U.S. dollar denominated floating rate debt due through 2030
Debt Instrument [Line Items]
Long-term debt, gross	1,503,909,000			1,014,842,000
Total debt principal	$ 1,503,900,000			$ 1,014,800,000